RETIREMENT PLAN BENEFITS RETIREMENT PLAN BENEFITS - Allocation of Plan Assets (Details)	Feb. 02, 2018	Feb. 03, 2017
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Actual Allocation	100.00%	100.00%
U.S. large capitalization equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	25.00%
Actual Allocation	27.00%	27.00%
U.S. small capitalization equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	5.00%
Actual Allocation	5.00%	5.00%
Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	7.00%
Actual Allocation	7.00%	7.00%
U.S. long-duration fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	60.00%
Actual Allocation	58.00%	57.00%
Below investment grade corporate fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	3.00%
Actual Allocation	3.00%	4.00%